SECURITIES AND EXCHANGE COMMISSION

Investment Company Act Release no. 33897 / June 19, 2020

ORDER UNDER SECTION 6(c) AND SECTION 38(a) OF THE INVESTMENT COMPANY ACT OF 1940 GRANTING EXEMPTIONS FROM SECTIONS 15(c) AND 32(a) OF THE INVESTMENT COMPANY ACT AND RULES 12b-1(b)(2) and 15a-4(b)(2)(ii) THEREUNDER

On March 25, 2020, the Commission issued an order1 (the “March 25 Order”) pursuant to its authority under Sections 6(c) and 38(a) of the Investment Company Act of 1940 (the “Investment Company Act” or “Act”) granting exemptions from certain provisions of that Act and the rules thereunder. Section II of the March 25 Order provided exemptions from certain Investment Company Act sections and rules requiring that votes of the board of directors of either a registered management investment company or business development company (“BDC”) be cast in-person (the “In-person Board Relief”).

The Commission has been monitoring the effects of COVID-19 and is now superseding in part the March 25 Order to extend the period during which the In-person Board Relief will be available, subject to the same conditions as the March 25 Order, in light of its current understanding of the circumstances. The health and safety of all participants in the securities markets is of paramount importance, and the Commission recognizes that boards of directors of registered management investment companies and BDCs continue to face challenges traveling in order to meet the in-person voting requirements under the Investment Company Act and rules thereunder. For this reason, the Commission finds that extending the time period for the In-person Board Relief, pursuant to its authority under Sections 6(c) and 38(a) of the Investment Company Act, is necessary and appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Investment Company Act, and necessary and appropriate to the exercise of the powers conferred on it by the Investment Company Act. The necessity for prompt action of the Commission does not permit prior notice of the Commission’s action.

1 Investment Company Act Release No. 33824 (Mar. 25, 2020), available at https://www.sec.gov/rules/other/2020/ic-33824.pdf. The March 25 Order superseded a similar order dated March 13, 2020. See Investment Company Act Release No. 33817 (Mar. 13, 2020), available at https://www.sec.gov/rules/other/2020/ic-33817.pdf.

This Order supersedes the March 25 Order with respect to the In-person Board Relief only. Relief provided in other sections of the March 25 Order, including the accompanying Commission statement regarding prospectus delivery, will expire as provided in that order.

I.	TIME PERIOD FOR THE EXEMPTIVE RELIEF

The relief provided in this Order is limited to the period from (and including) the date of the Original Order to (and including) the date to be specified in a public notice from Commission staff stating that the relief will terminate, which date will be at least two weeks from the date of the notice and no earlier than December 31, 2020.

The Commission intends to continue to monitor the current situation. The time period for the relief may, if necessary, be extended with any additional conditions that are deemed appropriate, and the Commission may issue other relief as necessary or appropriate.

II.	IN-PERSON BOARD MEETING REQUIREMENTS FOR REGISTERED MANAGEMENT INVESTMENT COMPANIES AND BDCs

It is ORDERED, pursuant to Sections 6(c) and 38(a) of the Act:

That for the period specified in Section I, a registered management investment company or BDC and any investment adviser of or principal underwriter for such registered management investment company or BDC is exempt from the requirements imposed under sections 15(c) and 32(a) of the Investment Company Act and Rules 12b-1(b)(2) and 15a-4(b)(2)(ii) under the Investment Company Act that votes of the board of directors of either the registered management investment company or BDC be cast in person, provided that:

(i)	reliance on this Order is necessary or appropriate due to circumstances related to current or potential effects of COVID-19;

(ii)
the votes required to be cast at an in-person meeting are instead cast at a meeting in which directors may participate by any means of communication that allows all directors participating to hear each other simultaneously during the meeting; and

(iii)
the board of directors, including a majority of the directors who are not interested persons of the registered management investment company or BDC, ratifies the action taken pursuant to this exemption by vote cast at the next in-person meeting.

By the Commission.

J. Matthew DeLesDernier
Assistant Secretary